Acquisition of Entities under Common Control (Detail) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 18, 2015 USD ($) vessel	May 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 $ / shares	Jul. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares
Business Acquisition [Line Items]
Purchase price of acquisition								$ 0	$ 0	$ 31,870
Revenues								431,178	550,543	534,681
Net (loss) income								(58,023)	67,823	183,626
Proceeds from issuance of common stock, net of offering costs (in shares) | shares					2,155,172
Shares issued, price per share (in dollars per share) | $ / shares					$ 2.32						$ 6.65	$ 6.99	$ 4.57
Cash from investing activities								(78,780)	(21,824)	880,881
Cash from financing activities								181,138	290,853	(647,678)
Entities Under Common Control
Business Acquisition [Line Items]
Net (loss) income								1,304	4,968	6,699
Class B
Business Acquisition [Line Items]
Aggregate amount of shares issued at market price										45,500
SPT Explorer LLC and Navigator Spirit LLC | Entities Under Common Control
Business Acquisition [Line Items]
Number of vessels | vessel			2
Purchase price of acquisition			$ 39,000
Revenues										9,800
Net (loss) income								0	0	2,708
Teekay Tanker Operations Ltd
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%			50.00%
Shares issued, price per share (in dollars per share) | $ / shares	$ 1.88			$ 1.88
Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%			50.00%
Purchase price of acquisition	$ 39,000
Revenues								8,600	23,600	20,500
Net (loss) income								$ 1,300	5,000	4,000
Percentage of assets, liabilities and results of business acquired	100.00%			100.00%
Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100					$ 6,700
Teekay Tanker Operations Ltd | Class B
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares				13,775,224
Purchase price consideration	25,900			$ 25,900
Teekay Offshore | SPT Explorer LLC and Navigator Spirit LLC | Entities Under Common Control
Business Acquisition [Line Items]
Number of vessels | vessel			2
Assumption of outstanding debt			$ 49,600
Amount paid to acquire business			30,400				$ 8,600
Net assets acquired		$ 25,000								$ 25,000
Teekay Offshore | SPT Explorer LLC and Navigator Spirit LLC | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition			8,600
Teekay Corporation | SPT Explorer LLC and Navigator Spirit LLC | Entities Under Common Control
Business Acquisition [Line Items]
Amount to terminate time charters			2,900
Contractual amount			$ 1,500
Return of capital from equity accounted investments		$ 14,000
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired		50.00%				50.00%		50.00%		50.00%
Purchase price of acquisition	39,000					$ 23,700
Net assets acquired	13,300			$ 13,300
Return of capital from equity accounted investments	25,700
Cash from investing activities									15,000
Cash from financing activities									$ 15,000
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Corporation | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	13,800,000					4,220,945
Shares issued, price per share (in dollars per share) | $ / shares						$ 4.03
Aggregate amount of shares issued at market price						$ 17,000
Teekay Corporation | Estimate of Fair Value Measurement | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Purchase price consideration						$ 15,600
Shares issued, price per share (in dollars per share) | $ / shares						$ 3.70